Summary of Significant Accounting Policies (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Raw material and supplies	$ 1,018,707	$ 1,499,030
Work in progress	11,517,297	5,167,882
Finished goods
Total inventories	$ 12,536,004	$ 6,666,912